Income Tax Expense (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Federal			$ 0	$ 0
State and Local			1,250	100
Current income tax expense benefit			1,250	100
Deferred
Federal			0	0
State and Local			0	0
Deferred income tax expense benefit			0	0
Income tax expense benefit net	$ (822)	$ 5,297	$ 1,250	$ 100